CAPITAL AND RESERVES - Schedule of Share Capital (Details) - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2026	Dec. 31, 2025
Number of Class A Shares [Member]
CAPITAL AND RESERVES - Schedule of Share Capital (Details) [Line Items]
Balance	[1]	45,391	24,065
Issuance of class A shares for business combination		0	5,600	[1]
Issuance of class A shares for assets acquisition		0	2,667	[1]
Issuance of class A shares to employees (2025 Share incentive plan)		0	4,333	[1]
Issuance of class A shares to employees (2024 Share incentive plan)	[1]		1,487
Issuance of class A shares to individual consultants		0	847	[1]
Issuance of class A shares for exercise warrants		23,910	6,349	[1]
Issuance of class A shares for conversion of convertible notes		2,545
Transfer shares from treasury shares		533	43	[1]
Issuance of shares for At-The-Market Offering		3,129,342	0	[1]
Rounding up for reverse share split		43	0	[1]
Balance		3,201,764	45,391	[1]
Number of Class B Shares [Member]
CAPITAL AND RESERVES - Schedule of Share Capital (Details) [Line Items]
Balance		5,000,000	5,000,000
Issuance of class A shares for business combination		0	0
Issuance of class A shares for assets acquisition		0	0
Issuance of class A shares to employees (2025 Share incentive plan)		0	0
Issuance of class A shares to employees (2024 Share incentive plan)			0
Issuance of class A shares to individual consultants		0	0
Issuance of class A shares for exercise warrants		0	0
Transfer shares from treasury shares		0	0
Issuance of shares for At-The-Market Offering		0	0
Rounding up for reverse share split		0	0
Balance		5,000,000	5,000,000
Ordinary Shares [Member]
CAPITAL AND RESERVES - Schedule of Share Capital (Details) [Line Items]
Balance (in Dollars)		$ 24,825,837	$ 5,280,406
Issuance of class A shares for business combination (in Dollars)		0	13,376,000
Issuance of class A shares for assets acquisition (in Dollars)		0	5,760,000
Issuance of class A shares to employees (2025 Share incentive plan) (in Dollars)			0
Issuance of class A shares to employees (2024 Share incentive plan) (in Dollars)		0	0
Issuance of class A shares to individual consultants (in Dollars)		0	0
Issuance of class A shares for exercise warrants (in Dollars)		714,312	384,188
Issuance of class A shares for conversion of convertible notes (in Dollars)		214,479
Transfer shares from treasury shares (in Dollars)		(337,505)	25,243
Issuance of shares for At-The-Market Offering (in Dollars)		18,549,719	0
Rounding up for reverse share split (in Dollars)		0	0
Balance (in Dollars)		$ 43,966,842	$ 24,825,837

[1]	The Class A ordinary shares are presented on a retroactive basis to reflect the Company’s reverse share split on March 23, 2026 and June 23, 2026.